FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Revenues
Interest income, fines, commission and fees	R$ 138,666	R$ 153,458	R$ 997,434
Revenue from financial investments	2,937,517	2,862,488	2,211,854
Additional of moratorium on electricity	119,500	165,978	252,637
Revenue on interest on dividends			10,950
Other financial income	223,898	479,159	566,848
(-) Taxation on financial revenue	(267,782)	(578,163)	(611,964)
Total Financial revenues	3,151,799	3,082,920	3,427,759
Financial expenses
Debt charges	(6,117,463)	(6,463,585)	(4,705,030)
Charges from obligations with CDE	(2,484,198)	(2,292,321)	(1,097,038)
River Basin Revitalization Charges	(339,854)	(355,430)	(187,023)
Other financial expenses	(1,198,578)	(1,109,907)	(804,999)
Total Financial expenses	(10,140,093)	(10,221,243)	(6,794,090)
Financial results, net
Monetary adjustments - CDE	(1,604,680)	(1,384,392)	(197,580)
Monetary adjustments - hydrographic basins	(288,081)	(331,760)	(23,017)
Monetary adjustments	(778,157)	(1,795,913)	(877,025)
Exchange rate changes	(28,821)	169,904	446,852
Variation of the derivative financial instrument not linked to debt protection	(1,566,482)	(908,381)
Variation of net fair value of the protected debt (hedge) of the derivative	(373,605)	(613,256)	(356,494)
Financial results, net	(4,639,826)	(4,863,798)	(1,007,264)
Financial result	R$ (11,628,120)	R$ (12,002,121)	R$ (4,373,595)